Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	¥ 4,119
Depreciation charge for the year	(2,257)	¥ (1,251)	¥ (834)
Property, plant and equipment at end of period	18,135	4,119
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	7,348	6,792
Acquisition from business combinations (Note 8)	769
Additions	15,508	3,511
Disposals	(49)	(2,193)
Transfer to inventories		(762)
Property, plant and equipment at end of period	23,576	7,348	6,792
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(3,229)	(4,203)
Depreciation charge for the year	(2,257)	(1,251)
Disposals	45	2,149
Transfer to inventories		76
Property, plant and equipment at end of period	(5,441)	(3,229)	(4,203)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	1,411
Property, plant and equipment at end of period	1,278	1,411
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	3,638	2,051
Acquisition from business combinations (Note 8)	498
Additions		1,587
Property, plant and equipment at end of period	4,136	3,638	2,051
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(2,227)	(1,516)
Depreciation charge for the year	(631)	(711)
Property, plant and equipment at end of period	(2,858)	(2,227)	(1,516)
Music Education Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	2,499
Property, plant and equipment at end of period	16,474	2,499
Music Education Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	2,793	1,749
Additions	15,440	1,806
Disposals	(7)
Transfer to inventories		(762)
Property, plant and equipment at end of period	18,226	2,793	1,749
Music Education Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(294)	(33)
Depreciation charge for the year	(1,464)	(337)
Disposals	6
Transfer to inventories		76
Property, plant and equipment at end of period	(1,752)	(294)	(33)
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	118
Property, plant and equipment at end of period	156	118
Furniture and Fixtures | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	232	355
Acquisition from business combinations (Note 8)	103
Additions		109
Disposals		(232)
Property, plant and equipment at end of period	335	232	355
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(114)	(241)
Depreciation charge for the year	(65)	(61)
Disposals		188
Property, plant and equipment at end of period	(179)	(114)	(241)
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	91
Property, plant and equipment at end of period	227	91
Office Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	685	2,637
Acquisition from business combinations (Note 8)	168
Additions	68	9
Disposals	(42)	(1,961)
Property, plant and equipment at end of period	879	685	2,637
Office Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(594)	(2,413)
Depreciation charge for the year	(97)	(142)
Disposals	39	1,961
Property, plant and equipment at end of period	¥ (652)	¥ (594)	¥ (2,413)